Premises and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Depreciation	$ 1,249	$ 1,257	$ 1,193
Rent expense	$ 580	$ 540	$ 506